Segment and Geographic Information - Reconciliation to IFRS Earnings Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Segment income	$ 383.2	$ 263.3	$ 167.7
Reconciling items:
Employee SBC expense (note 12)	55.6	51.0	33.4
Fair value gain/(loss)		5.2
Amortization of intangible assets (excluding computer software)	39.6	40.1	25.5
Other charges, net of recoveries (note 15)	15.2	6.7	10.3
Earnings before income taxes	306.6	203.6	136.0
TRS
Reconciling items:
Fair value gain/(loss)	$ 45.6	$ 0.0	$ 0.0
Advanced Technology Solutions
Disclosure of operating segments [line items]
Segment margin (as a percentage)	4.70%	4.70%	4.50%
Connectivity & Cloud Solutions
Disclosure of operating segments [line items]
Segment margin (as a percentage)	6.20%	5.10%	3.90%
Operating segments
Disclosure of operating segments [line items]
Segment income	$ 445.2	$ 358.0	$ 233.9
Operating segments | Advanced Technology Solutions
Disclosure of operating segments [line items]
Segment income	156.1	140.9	105.0
Operating segments | Connectivity & Cloud Solutions
Disclosure of operating segments [line items]
Segment income	289.1	217.1	128.9
Reconciling items
Reconciling items:
Finance costs	76.6	59.7	31.7
Employee SBC expense (note 12)	55.6	51.0	33.4
Other charges, net of recoveries (note 15)	15.2	6.7	10.3
Reconciling items | TRS
Reconciling items:
Fair value gain/(loss)	(45.6)	0.0	0.0
Reconciling items | Intangible assets, excluding computer software
Reconciling items:
Amortization of intangible assets (excluding computer software)	$ 36.8	$ 37.0	$ 22.5